Note 17 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
		Year Ended December 31 (discontinued operations)
	2016	2017	2018
Statement of Operations Data
Voyage revenue	8,331,821	20,280,215	25,934,204
Commissions (including, $104,148, $253,503 and $324,178, respectively, to related party)	(452,868)	(1,122,196)	(1,411,333)
Voyage expenses	(82,627)	(2,396,318)	(410,676)
Vessel operating expenses (including, $57,316, $102,131 and $115,026, respectively, to related party)	(4,308,418)	(6,892,388)	(9,183,152)
Drydocking expenses	-	(127,509)	(1,465,079)
Related party management fees	(780,135)	(1,409,716)	(1,701,340)
Vessel depreciation	(3,828,634)	(4,786,272)	(5,422,155)
Other general and administrative expenses (including $520,626, $693,524 and $731,456, respectively, to related party)	(798,828)	(917,160)	(2,346,502)
Loss on termination and impairment of shipbuilding contracts	(7,050,179)	-	-
Operating (loss) / income	(8,969,868)	2,628,656	3,993,967
Total other expenses, net	(1,171,485)	(1,778,955)	(2,874,232)
Net income	(10,141,353)	849,701	1,119,735
Dividend Series B Preferred Shares	-	-	(565,229)
Net income attributable to discontinued operations	(10,141,353)	849,701	554,506
Earnings per share attributable to common shareholders, basic and diluted	(6.21)	0.38	0.25
Weighted average number of shares outstanding during period, basic and diluted	1,633,141	2,213,505	2,232,821